Segments - Segment Data (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues third party and other income	$ 79,301	$ 60,999		$ 45,993
Revenues inter-segment	0	0		0
Net income/(loss) from equity accounted investments	291	188		(119)
Total revenues and other income	79,593	61,187		45,873
Purchases (net of inventory variation)	(38,516)	(28,212)		(21,505)
Operating, selling, general and administrative expenses	(10,286)	(9,501)		(9,787)
Depreciation, amortisation and net impairment losses	(9,249)	(8,644)	[1]	(11,550)	[1]
Exploration expenses	(1,405)	(1,059)		(2,952)
Net operating income/(loss)	20,137	13,771		80
Additions to PP&E, intangibles and equity accounted investments	15,201	10,795		14,125
Balance sheet information [abstract]
Equity accounted investments	2,863	2,551		2,245
Noncurrent Assets	86,452	83,911		79,133
Exploration & Production Norway (E&P) [member]
Disclosure of operating segments [line items]
Revenues third party and other income	588	(23)		184
Revenues inter-segment	21,877	17,586		12,971
Net income/(loss) from equity accounted investments	10	129		(78)
Total revenues and other income	22,475	17,692		13,077
Purchases (net of inventory variation)	2	0		1
Operating, selling, general and administrative expenses	(3,270)	(2,954)		(2,547)
Depreciation, amortisation and net impairment losses	(4,370)	(3,874)		(5,698)
Exploration expenses	(431)	(379)		(383)
Net operating income/(loss)	14,406	10,485		4,451
Additions to PP&E, intangibles and equity accounted investments	6,947	4,869		6,786
Balance sheet information [abstract]
Equity accounted investments	1,102	1,133		1,133
Exploration & Production (E&P) International [member]
Disclosure of operating segments [line items]
Revenues third party and other income	3,181	1,984		884
Revenues inter-segment	9,186	7,249		5,873
Net income/(loss) from equity accounted investments	31	22		(100)
Total revenues and other income	12,399	9,256		6,657
Purchases (net of inventory variation)	(26)	(7)		(7)
Operating, selling, general and administrative expenses	(3,006)	(2,804)		(2,923)
Depreciation, amortisation and net impairment losses	(4,592)	(4,423)		(5,510)
Exploration expenses	(973)	(681)		(2,569)
Net operating income/(loss)	3,802	1,341		(4,352)
Additions to PP&E, intangibles and equity accounted investments	7,403	5,063		6,397
Balance sheet information [abstract]
Equity accounted investments	296	234		365
Marketing, Midstream and Processing (MMP) [Member]
Disclosure of operating segments [line items]
Revenues third party and other income	75,487	58,935		44,883
Revenues inter-segment	291	83		35
Net income/(loss) from equity accounted investments	16	53		61
Total revenues and other income	75,794	59,071		44,979
Purchases (net of inventory variation)	(69,296)	(52,647)		(39,696)
Operating, selling, general and administrative expenses	(4,377)	(3,925)		(4,439)
Depreciation, amortisation and net impairment losses	(215)	(256)		(221)
Exploration expenses	0	0		0
Net operating income/(loss)	1,906	2,243		623
Additions to PP&E, intangibles and equity accounted investments	331	320		492
Balance sheet information [abstract]
Equity accounted investments	92	134		129
Other segment [member]
Disclosure of operating segments [line items]
Revenues third party and other income	45	102		41
Revenues inter-segment	2	1		1
Net income/(loss) from equity accounted investments	234	(16)		(3)
Total revenues and other income	280	87		39
Purchases (net of inventory variation)	0	0		0
Operating, selling, general and administrative expenses	(288)	(235)		(340)
Depreciation, amortisation and net impairment losses	(72)	(91)		(121)
Exploration expenses	0	0		0
Net operating income/(loss)	(79)	(239)		(423)
Additions to PP&E, intangibles and equity accounted investments	519	543		451
Balance sheet information [abstract]
Equity accounted investments	1,373	1,050		617
Eliminations [member]
Disclosure of operating segments [line items]
Revenues third party and other income	0	0		0
Revenues inter-segment	(31,355)	(24,919)		(18,880)
Net income/(loss) from equity accounted investments	0	0		0
Total revenues and other income	(31,355)	(24,919)		(18,880)
Purchases (net of inventory variation)	30,805	24,442		18,198
Operating, selling, general and administrative expenses	653	418		463
Depreciation, amortisation and net impairment losses	0	0		0
Exploration expenses	0	0		0
Net operating income/(loss)	103	(59)		(219)
Additions to PP&E, intangibles and equity accounted investments	0	0		0
Balance sheet information [abstract]
Equity accounted investments	0	0		0
Unallocated amounts [member]
Balance sheet information [abstract]
Noncurrent Assets	8,655	9,102		8,090
Segments [member]
Balance sheet information [abstract]
Noncurrent Assets	74,934	72,258		68,799
Segments [member] | Exploration & Production Norway (E&P) [member]
Balance sheet information [abstract]
Noncurrent Assets	30,762	30,278		27,816
Segments [member] | Exploration & Production (E&P) International [member]
Balance sheet information [abstract]
Noncurrent Assets	38,672	36,453		36,181
Segments [member] | Marketing, Midstream and Processing (MMP) [Member]
Balance sheet information [abstract]
Noncurrent Assets	5,148	5,137		4,450
Segments [member] | Other segment [member]
Balance sheet information [abstract]
Noncurrent Assets	353	390		352
Segments [member] | Eliminations [member]
Balance sheet information [abstract]
Noncurrent Assets	$ 0	$ 0		$ 0

[1]	* Related to a change in accounting policies, see note 2 7 Changes in accounting policies for more information.